Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows:

	December 31,
	2016	2015
Land	$6,693,927	$6,693,927
Buildings and Improvements	20,299,729	20,040,102
Furniture and Equipment	11,620,148	11,142,428
Construction in Progress	1,702,791	236,019
Total Premises and Equipment	40,316,595	38,112,476
Less: Accumulated Depreciation	(19,118,911)	(17,995,558)
Total Premises and Equipment, Net	$21,197,684	$20,116,918

Future minimum payments under non-cancelable operating leases
The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2016, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2017	$406,845
2018	303,874
2019	295,303
2020	295,303
2021	295,303
Thereafter	1,365,438
Total Future Minimum Payments	$2,962,066